Interest expenses and similar charges (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expenses and similar charges
Deposits from credit institutions	$ 7,420	$ 7,564	$ 6,145
Customer deposits	31,913	24,560	14,609
Marketable debt securities	4,244	3,696	2,625
Subordinated liabilities	1,610	1,600	1,473
Hedging derivatives	108	129	167
Other interest expenses	6,294	4,609	3,304
Total interest expenses and similar charges	$ 51,589	$ 42,158	$ 28,323